Jun. 23, 2025
Invesco EQV International Small Company Fund
1.	The following paragraph is removed from the “Principal Investment Strategies of the Fund” and “Objective(s) and Strategies” sections of the Summary and Statutory Prospectuses:

The portfolio managers’ strategy primarily focuses on identifying issuers that they believe have a strong “EQV” profile. The portfolio managers’ EQV investment approach focuses on Earnings, demonstrated by sustainable earnings growth; Quality, demonstrated by efficient capital allocation; and Valuation, demonstrated by attractive prices.

SUPPLEMENT DATED JUNE 23, 2025 TO THE CURRENT SUMMARY AND STATUTORY PROSPECTUSES
AND STATEMENT OF ADDITIONAL INFORMATION FOR:

Invesco EQV International Small Company Fund

(the “Fund”)

This supplement amends the Summary and Statutory Prospectuses and Statement of Additional Information (“SAI”) of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in connection with the Summary and Statutory Prospectuses and SAI and retain it for future reference.

Fund Name Change: The Board of Trustees of AIM Funds Group (Invesco Funds Group) approved the name change of Invesco EQV International Small Company Fund to Invesco International Small Company Fund effective on or about August 22, 2025. Accordingly, effective on or about August 22, 2025, any and all references to Invesco EQV International Small Company Fund are changed to Invesco International Small Company Fund in the Fund’s Summary and Statutory Prospectuses and SAI.